Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Intangible assets subject to amortization:
Gross carrying amount	¥ 2,997,710	¥ 2,810,189
Accumulated amortization	1,986,475	1,804,323
Net carrying amount	1,011,235	1,005,866
Intangible assets not subject to amortization:
Net carrying amount	9,124	9,284
Total intangible assets, Net	1,020,359	1,015,150
Other [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,124	9,284
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount	2,386,754	2,204,185
Accumulated amortization	1,675,564	1,517,237
Net carrying amount	711,190	686,948
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount	126,728	137,337
Accumulated amortization	76,628	76,872
Net carrying amount	50,100	60,465
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount	395,136	378,295
Accumulated amortization	203,144	182,284
Net carrying amount	191,992	196,011
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount	77,024	78,079
Accumulated amortization	27,210	23,915
Net carrying amount	49,814	54,164
Other [Member]
Intangible assets subject to amortization:
Gross carrying amount	12,068	12,293
Accumulated amortization	3,929	4,015
Net carrying amount	¥ 8,139	¥ 8,278